Cover	May 22, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On May 22, 2024, LogicMark, Inc. (the “Company”) held its 2024 Annual Meeting of Stockholders (the “Annual Meeting”). On May 24, 2024, the Company filed a Current Report on Form 8-K with the U.S. Securities and Exchange Commission to report the voting results at the Annual Meeting (the “Current Report”). This Current Report on Form 8-K/A is being filed solely to amend the Current Report in order to disclose the decision by the Company’s board of directors (the “Board”) by unanimous written consent without a meeting on August 9, 2024 to approve how frequently the Company will conduct future stockholder votes on a non-binding advisory resolution on the compensation of the Company’s named executive officers (the “Say-on-Frequency Vote”).
Document Period End Date	May 22, 2024
Entity File Number	001-36616
Entity Registrant Name	LogicMark, Inc.
Entity Central Index Key	0001566826
Entity Tax Identification Number	46-0678374
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2801 Diode Lane
Entity Address, City or Town	Louisville
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40299
City Area Code	502
Local Phone Number	442-7911
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	LGMK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false